Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Financial Instruments Not Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Equity investments designated at fair value through other comprehensive income	¥ 995	¥ 1,274
Financial asset at fair value through profit or loss	95	121
Derivative financial assets	399	70
Deposits relating to aircraft held under leases included in other non-current assets	143	156
Total	12,878	8,624
Derivative financial liabilities	141	23
Long-term borrowings	30,745	26,604
Lease liabilities	82,178	94,685
Total	203,297	182,946
Carrying amount [member] | Financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Derivative financial liabilities	141	23
Long-term borrowings	30,745	26,604
Lease liabilities	82,178	94,685
Total	113,064	121,312
Carrying amount [member] | Financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Equity investments designated at fair value through other comprehensive income	995	1,274
Financial asset at fair value through profit or loss	95	121
Derivative financial assets	399	70
Deposits relating to aircraft held under leases included in other non-current assets	143	156
Total	1,632	1,621
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Deposits relating to aircraft held under leases included in other non-current assets	142	148
Total	142	148
Long-term borrowings	32,355	23,754
Total	115,008	113,245
Not measured at fair value but for which fair values are disclosed [member] | Financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Derivative financial liabilities	141	23
Long-term borrowings	32,355	23,754
Lease liabilities	82,653	89,491
Total	115,149	113,268
Not measured at fair value but for which fair values are disclosed [member] | Financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Equity investments designated at fair value through other comprehensive income	995	1,274
Financial asset at fair value through profit or loss	95	121
Derivative financial assets	399	70
Deposits relating to aircraft held under leases included in other non-current assets	142	148
Total	¥ 1,631	¥ 1,613